SHAREHOLDERS' EQUITY (Summary Of Stock Options And RSUs Granted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of options
Outstanding at beginning of year	7,490,173
Granted	1,269,054
Exercised	(237,410)
Forfeited or expired	(581,839)
Outstanding at end of year	7,939,978	7,490,173
Options exercisable at end of the year	4,902,815
Vested and expected to vest	7,427,645
Weighted average exercise price
Outstanding at beginning of year	$ 3.86
Granted	2.39
Exercised	1.19
Forfeited or expired	5.15
Outstanding at end of year	3.61	$ 3.86
Options exercisable at end of the year	4.78
Vested and expected to vest	$ 3.73
Weighted-average remaining contractual term
Outstanding at end of year	3 years 9 months	4 years 3 months 29 days
Options exercisable at end of the year	3 years 3 months 15 days
Vested and expected to vest	3 years 8 months 5 days
Aggregate intrinsic value
Outstanding at beginning of year	$ 6,003
Outstanding at end of the year	2,839	$ 6,003
Options exercisable at end of the year	1,552
Vested and expected to vest	$ 2,654
RSU [Member]
Number of options
Outstanding at beginning of year	47,535
Granted	316,827
Exercised	(37,269)
Outstanding at end of year	327,093	47,535
Vested and expected to vest	228,536
Aggregate intrinsic value
Outstanding at beginning of year	$ 125
Outstanding at end of the year	648	$ 125
Vested and expected to vest	$ 453